Fair Value Measurement - Summary of Reconciliation of Warrant Liabilities Measured at Fair Value (Parenthetical) (Detail) $ in Millions	1 Months Ended
Dec. 31, 2020 USD ($)
Cerberus Telecom Acquisition Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, measurement with unobservable inputs reconciliation, liability, transfers out of level 3	$ 9.7